SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for credit losses
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 6,506	$ 2,124	$ 2,437
Charged (credited) to costs and expenses	9,441	4,396	812
Credited to other accounts	35	(14)	(280)
(Deductions) Adjustments			(845)
Balance at end of period	15,982	6,506	2,124
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	193,788	206,630	236,332
Charged (credited) to costs and expenses	4,334	1,107	(1,679)
(Deductions) Adjustments	(8,869)	(13,949)	(28,023)
Balance at end of period	$ 189,253	$ 193,788	$ 206,630